UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    	CHERYL L CLIFT				Birmingham, MI					08/05/2008
		[Signature]				   [City, State]				[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: 127390 x 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207     1009    16100 SH       SOLE                    16100
ACTIVISION BLIZZARD INC        COM              00507V109     1230    36120 SH       SOLE                    35500               620
AEHR TEST SYSTEMS              COM              00760J108       77    10000 SH       SOLE                    10000
AFFILIATED MANAGERS GROUP      COM              008252108     1312    14575 SH       SOLE                    14350               225
ALLION HEALTHCARE INC          COM              019615103       57    10000 SH       SOLE                    10000
ALLSTATE CORPORATION           COM              020002101     1226    26900 SH       SOLE                    26900
ALTRIA GROUP, INC.             COM              02209S103      479    23325 SH       SOLE                    23150               175
APPLE INC                      COM              037833100     1862    11125 SH       SOLE                    10975               150
AT&T Inc.                      COM              00206R102     1125    33400 SH       SOLE                    33250               150
BIOGEN IDEC INC                COM              09062X103     1215    21740 SH       SOLE                    21400               340
BROCADE COMMUNICATIONS SVS     COM              111621306       90    11000 SH       SOLE                    11000
CALAMOS ASSET MANAGEMENT- A    COM              12811R104      860    50500 SH       SOLE                    50500
CENTERPOINT ENERGY INC         COM              15189T107     1019    63500 SH       SOLE                    63500
CEPHALON INC                   COM              156708109     1207    18100 SH       SOLE                    18100
CHEVRONTEXACO CORP             COM              166764100      363     3670 SH       SOLE                     2480              1190
CHINA MOBILE LTD - SP ADR      COM              16941M109     1064    15900 SH       SOLE                    15900
CHIPMOS TECHNOLOGIES BERMUDA   COM              G2110R106       67    20750 SH       SOLE                    20750
CISCO SYS INC COM              COM              17275R102     1119    48140 SH       SOLE                    47645               495
COMCAST CORP-SPECIAL CL A      COM              20030N200     1311    69925 SH       SOLE                    69925
COMERICA INC COM               COM              200340107      718    28050 SH       SOLE                    27750               300
COMPUTER TASK GROUP INC        COM              205477102       92    18000 SH       SOLE                    18000
CONOCOPHILLIPS                 COM              20825C104     2227    23600 SH       SOLE                    23400               200
CONSUMER PORTFOLIO SERVICES    COM              210502100       21    14500 SH       SOLE                    14500
COVENTRY HEALTH CARE INC       COM              222862104      711    23400 SH       SOLE                    23400
DATALINK CORP                  COM              237934104       77    16750 SH       SOLE                    16750
DESCARTES SYSTEMS GROUP INC    COM              249906108       63    19000 SH       SOLE                    19000
DEVON ENERGY CORPORATION       COM              25179M103     1974    16430 SH       SOLE                    16250               180
DOMINOS PIZZA INC              COM              25754A201     1368   119000 SH       SOLE                   119000
EDGEWATER TECHNOLOGY INC       COM              280358102       52    11000 SH       SOLE                    11000
ENERGEN CORP                   COM              29265N108     1287    16500 SH       SOLE                    16500
ENSCO INTERNATIONAL INC        COM              26874Q100     2129    26375 SH       SOLE                    26375
EXXON MOBIL CORP COM           COM              30231G102      461     5235 SH       SOLE                     5225                10
FANNIE MAE                     COM              313586109      721    37000 SH       SOLE                    37000
FORTUNE BRANDS INC             COM              349631101     1081    17325 SH       SOLE                    17110               215
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1584    13520 SH       SOLE                    13450                70
GENERAL ELEC CO COM            COM              369604103     1036    38816 SH       SOLE                    36916              1900
GENERAL MTRS CORP COM          COM              370442105      787    68500 SH       SOLE                    68500
GOLDMAN SACHS GROUP INC        COM              38141G104     1250     7150 SH       SOLE                     7150
HARVARD BIOSCIENCE INC         COM              416906105       85    18350 SH       SOLE                    18350
HESS CORPORATION               COM              42809H107     2094    16600 SH       SOLE                    16600
HEWLETT-PACKARD CO             COM              428236103     1436    32500 SH       SOLE                    32500
HOME DIAGNOSTICS INC           COM              437080104       90    10000 SH       SOLE                    10000
INTEL CORP COM                 COM              458140100      849    39550 SH       SOLE                    39150               400
JOHNSON & JOHNSON COM          COM              478160104      266     4136 SH       SOLE                     4136
JOHNSON CONTROLS INC           COM              478366107     1119    39050 SH       SOLE                    39050
JPMORGAN CHASE & CO            COM              46625H100     1282    37374 SH       SOLE                    36064              1310
KING PHARMACEUTICALS INC       COM              495582108     1047   100000 SH       SOLE                   100000
L3 COMMUNICATIONS HLDG         COM              502424104     1154    12700 SH       SOLE                    12700
LOWE'S COMPANIES INC           COM              548661107      987    47600 SH       SOLE                    47600
MEDIFAST INC                   COM              58470H101       73    14000 SH       SOLE                    14000
MERCK & CO INC COM             COM              589331107      979    26000 SH       SOLE                    25700               300
MICROSOFT CORP COM             COM              594918104     1034    37605 SH       SOLE                    35005              2600
MORGAN STANLEY DEAN WITTER & C COM              617446448      995    27600 SH       SOLE                    27600
NOBLE CORP                     COM              G65422100     1234    19000 SH       SOLE                    19000
NOVAMED INC                    COM              66986W108       67    18000 SH       SOLE                    18000
NU HORIZONS ELEC CORP          COM              669908105       54    11250 SH       SOLE                    11250
NUCOR CORP                     COM              670346105     1456    19500 SH       SOLE                    19500
NVIDIA CORP                    COM              67066G104      991    52950 SH       SOLE                    52950
ON SEMICONDUCTOR CORPORATION   COM              682189105       97    10637 SH       SOLE                    10637
PHILIP MORRIS INTERNATIONAL    COM              718172109     1149    23275 SH       SOLE                    23100               175
PROCTER & GAMBLE CO COM        COM              742718109     1279    21035 SH       SOLE                    19640              1395
RESEARCH IN MOTION             COM              760975102     1149     9835 SH       SOLE                     9835
RF MICRO DEVICES               COM              749941100       40    14000 SH       SOLE                    14000
SAINT JUDE MEDICAL INC         COM              790849103     1171    28650 SH       SOLE                    28650
SHAMIR OPTICAL INDUSTRY LTD    COM              M83683108       69    10000 SH       SOLE                    10000
SPRINT CORP                    COM              852061100     1160   122187 SH       SOLE                   118534              3653
STEWART ENTERPRISES INC        COM              860370105       84    11800 SH       SOLE                    11800
SUNTECH POWER HOLDINGS-ADR     COM              86800C104     1095    29250 SH       SOLE                    29250
TELECOMMUNICATIONS SYSTEMS-A   COM              87929J103       46    10000 SH       SOLE                    10000
TRIDENT MICROSYSTEMS INC       COM              895919108       40    11000 SH       SOLE                    11000
TRIQUINT SEMICONDUCTOR INC     COM              89674K103       96    16000 SH       SOLE                    16000
VERISIGN INC                   COM              92343E102     1446    38275 SH       SOLE                    37550               725
VERIZON COMMUNICATIONS         COM              92343V104     1107    31290 SH       SOLE                    30950               340
WELLPOINT INC                  COM              94973V107      935    19625 SH       SOLE                    19625
YAHOO! INC                     COM              984332106      976    47250 SH       SOLE                    47250
ZIMMER HOLDINGS INC            COM              98956P102     1105    16250 SH       SOLE                    16250
ENERGY SELECT SPDR                              81369Y506      345     3900 SH       SOLE                     3725               175
FINANCIAL SELECT SPDR                           81369Y605     3690   182180 SH       SOLE                    31905            150275
RUSSELL 1000 INDEX                              464287622     9343   132611 SH       SOLE                    13346            119265
RUSSELL 1000 VALUE INDEX FUND                   464287598     5787    83814 SH       SOLE                    28724             55090
RUSSELL 2000 SMALL CAP INDEX F                  464287655     1523    22061 SH       SOLE                    19686              2375
RUSSELL 2000 VALUE INDEX FUND                   464287630     1625    25505 SH       SOLE                    20895              4610
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      317     3000 SH       SOLE                                       3000
RUSSELL MIDCAP INDEX FUND                       464287499     7347    76678 SH       SOLE                     9133             67545
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     6951    54040 SH       SOLE                     4940             49100
S&P 500 BARRA VALUE INDEX FUND                  464287408      234     3700 SH       SOLE                     3700
S&P 500 INDEX FUND                              464287200     1340    10470 SH       SOLE                    10350               120
S&P MIDCAP 400                                  464287507     1795    22010 SH       SOLE                    22010
S&P MIDCAP 400/BARRA VALUE                      464287705     1884    25452 SH       SOLE                    25452
DFA U.S. LARGE CAP VALUE FUND                   233203827     7792 378096.791SH      SOLE                44710.816        333385.975
DFA U.S. MICRO CAP FUND                         233203504     3992 343587.221SH      SOLE                34164.419        309422.802
DFA U.S. SMALL CAP VALUE FUND                   233203819     5997 282344.642SH      SOLE                47965.936        234378.706
JPM INT'L EQUITY FUND          FE               4812AO532     2717    96030 SH       SOLE                    96030